Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Directors’ remuneration	258	93
— short-term employee benefits	185	93
— share-based payments	73	—
Other members of key management’s remuneration	1,039	56
— short-term employee benefits	491	56
— share-based payments	548	—
	1,297	149

(ii)	Loans receivable

	March 31, 2022	December 31, 2021
Loan to the Company’s employees	162	123
Loan to MX Capital Ltd (Note 16)	9,987	—
	10,149	123

	2021	2020	2019
Directors’s remuneration	902	338	252
– short-term employee benefits	870	338	252
-share-based payments	32	—	—
Other members of key management’s remuneration	2,834	219	159
– short-term employee benefits	1,395	219	159
– share-based payments	1,439	—	—
	3,736	557	411

	December 31,	December 31,
	2021	2020
Loan to Boris Gertsovsky	—	8
	—	8

	December 31,	December 31,
	2021	2020
Short-term loan from Boris Gertsovsky	—	49
	—	49